Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 24,606	$ 3,519	¥ 24,832
Restricted cash	225	32	11,697
Short-term investments, net	90,661	12,964	102,608
Accounts receivable, net of allowance of RMB3,517 and RMB5,001 (US$715) as of December 31, 2024 and 2025, respectively	12,972	1,855	10,104
Amounts due from related parties	761	109	790
Other current assets, net	22,745	3,253	18,818
Total current assets	151,970	21,732	168,849
Non-current assets:
Fixed assets, net	26,281	3,758	30,102
Licensed copyrights, net	5,963	853	6,930
Produced content, net	14,575	2,084	14,695
Intangible assets, net	3,891	556	772
Goodwill	36,783	5,260	22,586
Long-term investments, net	44,918	6,423	41,721
Long-term time deposits and held-to-maturity investments	123,862	17,712	98,535
Amounts due from related parties	167	24	137
Deferred tax assets, net	4,582	655	2,193
Operating lease right-of-use assets	8,610	1,231	10,898
Receivables related to the proposed acquisition of YY Live, net	0	0	13,547
Other non-current assets	27,555	3,941	16,815
Total non-current assets	297,187	42,497	258,931
Total assets	449,157	64,229	427,780
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB39,711 and RMB37,165 (US$5,315) as of December 31, 2024 and 2025, respectively):
Short-term loans	7,626	1,091	10,669
Accounts payable and accrued liabilities	38,891	5,561	41,443
Customer deposits and deferred revenue	13,051	1,866	14,624
Deferred income	531	76	684
Long-term loans, current portion	14,765	2,111	168
Convertible senior notes, current portion	1,459	209	242
Notes payable, current portion	4,560	652	8,026
Amounts due to related parties	1,988	284	1,794
Operating lease liabilities	3,457	494	3,303
Total current liabilities	86,328	12,344	80,953
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,352 and RMB8,242 (US$1,179) as of December 31, 2024 and 2025, respectively):
Deferred income	198	28	231
Deferred revenue	723	103	585
Amounts due to related parties	36	5	56
Long-term loans	3,369	482	15,596
Notes payable	51,021	7,296	27,996
Convertible senior notes	6,712	960	8,351
Deferred tax liabilities	4,985	713	3,870
Operating lease liabilities	4,108	587	4,973
Other non-current liabilities	1,951	280	1,557
Total non-current liabilities	73,103	10,454	63,215
Total liabilities	159,431	22,798	144,168
Commitments and contingencies
Redeemable noncontrolling interests	13,166	1,883	9,870
Equity
Additional paid-in capital	94,979	13,582	91,586
Treasury stock	(4,693)	(671)	(6,236)
Retained earnings	177,694	25,410	180,073
Accumulated other comprehensive loss	(1,650)	(236)	(1,803)
Total Baidu, Inc. shareholders' equity	266,330	38,085	263,620
Noncontrolling interests	10,230	1,463	10,122
Total equity	276,560	39,548	273,742
Total liabilities, redeemable noncontrolling interests and equity	449,157	64,229	427,780
Class A Ordinary Shares
Equity
Ordinary shares, value	0	0	0
Class B Ordinary Shares
Equity
Ordinary shares, value	¥ 0	$ 0	¥ 0